Long-Term Trade And Unbilled Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables

	December 31,
	2018	2017
Trade and unbilled receivables	$112,955	$63,833
Contract assets (*)	184,190	231,563
	$297,145	$295,396